Accumulated Other Comprehensive Loss (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		$ (222)
Currency translation adjustment
(Losses) gains on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax		(3)	$ 4
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax	[1]	9	(25)	$ 0
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax	[2]	41	(556)	(200)
Other
Intercompany and third-party investments at FVTOCI		0	(1)
Accumulated other comprehensive income, end of the period		(164)	(222)
Net income tax expense (recovery) relating to gains (losses) on financial instruments		1	(3)	0
Net impact related to cash flow hedges		27	(112)	(57)
Net of income tax expense		1	(12)	(11)
Currency translation adjustment
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(39)	(35)
Currency translation adjustment
(Losses) gains on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax		(6)	21
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax		9	(25)
Other
Accumulated other comprehensive income, end of the period		(36)	(39)	(35)
Cash flow hedges
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(228)	228
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax		99	(456)
Other
Accumulated other comprehensive income, end of the period		(129)	(228)	228
Net impact related to cash flow hedges		(27)	112
Employee future benefits
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		8	(29)
Employee future benefits
Net actuarial gains on defined benefit plans, net of tax		(5)	37
Other
Accumulated other comprehensive income, end of the period		3	8	(29)
Net of income tax expense		(1)	12
Other
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		37	(18)
Other
Change in ownership of TransAlta Renewables		(64)
Intercompany and third-party investments at FVTOCI		25	55
Accumulated other comprehensive income, end of the period		$ (2)	$ 37	$ (18)

[1]	Net of income tax expense of $1 million for the year ended Dec. 31, 2023 (2022 – $3 million recovery, 2021 – nil).
[2]	Net of income tax expense of $10 million for the year ended Dec. 31, 2023 (2022 – $138 million recovery, 2021 – $55 million recovery).